Significant Accounting Policies (Policies) - EBP 006	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting

Basis of Accounting

The Plan’s financial statements have been prepared under the accrual basis of accounting in accordance with GAAP.

Investments held by a defined contribution plan are required to be reported at fair value except for fully benefit-responsive investment contracts, which are reported at contract value. Contract value is the relevant measurement attribute for that portion of the net assets available for benefits attributable to the contracts because contract value is the amount participants would receive if they were to initiate a permitted withdrawal transaction under the terms of the Plan. The Plan holds investments, including fully benefit-responsive investment contracts through the Master Trust. The Statements of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits present the fair value of the investment in the Master Trust as well as the contract value relating to fully benefit-responsive investment contracts.
Use of Estimates	Use of Estimates The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions and deductions during the reporting period. Actual results could differ from these estimates.
Income Recognition

Income Recognition

Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date. Capital gain distributions are included in dividend income. Net appreciation or depreciation in the fair value of investments consists of realized and unrealized gains and losses on investments.
Risks and Uncertainties

Risks and Uncertainties

The Plan provides for various investment options that include stocks, mutual funds, common / collective investment trusts and other investment securities. Investment securities are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Plan’s financial statements.
Benefit Payments to Participants	Benefit Payments to Participants Benefits are recorded when paid.
Transfers

Transfers

BNSF sponsors the Salaried Plan that also participates in the Master Trust along with the Plan. If a participant’s union status changes, they may elect to transfer their account balance into the corresponding plan.